Non-Current Provisions And Other Non-Current Liabilities - Summary of Movements in Non-Current Provisions (Details) € in Millions	6 Months Ended
	Jun. 30, 2024 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 5,262
Increases in provisions and other liabilities	(1,301)
Provisions utilized	230
Transfers	(122)	[1]
Net interest related to employee benefits, and unwinding of discount	60
Net interest related to employee benefits, and unwinding of discount	(119)
Currency translation differences	1
Actuarial gains and losses on defined-benefit plans (B.12.1.)	(235)
Ending balance	5,918
Provisions for pensions & other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,214
Increases in provisions and other liabilities	(72)	[2]
Provisions utilized	78	[2]
Transfers	75	[1]
Net interest related to employee benefits, and unwinding of discount	37
Net interest related to employee benefits, and unwinding of discount	(63)	[2]
Currency translation differences	18
Actuarial gains and losses on defined-benefit plans (B.12.1.)	(235)
Ending balance	2,040
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	718
Increases in provisions and other liabilities	(89)
Provisions utilized	65
Transfers	0	[1]
Net interest related to employee benefits, and unwinding of discount	3
Net interest related to employee benefits, and unwinding of discount	1
Currency translation differences	13
Actuarial gains and losses on defined-benefit plans (B.12.1.)	0
Ending balance	759
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	554
Increases in provisions and other liabilities	(581)
Provisions utilized	11
Transfers	(173)	[1]
Net interest related to employee benefits, and unwinding of discount	9
Net interest related to employee benefits, and unwinding of discount	(4)
Currency translation differences	(47)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	0
Ending balance	909
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,776
Increases in provisions and other liabilities	(559)
Provisions utilized	76
Transfers	(24)	[1]
Net interest related to employee benefits, and unwinding of discount	11
Net interest related to employee benefits, and unwinding of discount	(53)
Currency translation differences	17
Actuarial gains and losses on defined-benefit plans (B.12.1.)	0
Ending balance	€ 2,210

[1]	(b) Mainly transfers to the line “Current provisions and other current liabilities
[2]
(a)    In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds and to beneficiaries; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments.